Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis Of Preparation [Abstract]
Basis of presentation [Text Block]

2. Basis of presentation

(a) Statement of compliance

These consolidated financial statements have been prepared using accounting policies in accordance with IFRS as issued by the IASB and Interpretations issued by the International Financial Reporting Interpretations Committee ("IFRIC").

These consolidated financial statements were authorized for issue and approved by the Board of Directors on March 29, 2022.

(b) Basis of presentation and consolidation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments carried at fair value.

All amounts are expressed in thousands of United States dollars, unless otherwise stated, and the United States dollar is the functional currency of the Company and each of its subsidiaries. References to C$are to Canadian dollars.

These consolidated financial statements incorporate the financial information of the Company and its subsidiaries as at December 31, 2021. Subsidiaries are entities controlled by the Company. Control exists when the Company has power, directly or indirectly, to govern the financial and operating policies of an entity as to obtain benefits from its activities. Subsidiaries are included in the consolidated financial statements of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.

All significant intercompany amounts and transactions between the Company and its subsidiaries have been eliminated on consolidation.

The principal subsidiaries and joint arrangements to which the Company is a party, as well as their geographic locations, were as follows as at December 31, 2021:

Affiliate name	Location	Interest	Classification and accounting method
Galiano Gold South Africa (PTY) Ltd.	South Africa	100%	Consolidated
Galiano International (Isle of Man) Limited	Isle of Man	100%	Consolidated
Galiano Gold (Isle of Man) Limited	Isle of Man	100%	Consolidated
Galiano Gold Mali Exploration SARL[1]	Mali	100%	Consolidated
Asanko Gold Exploration Ghana Limited	Ghana	100%	Consolidated
Asanko Gold Ghana Limited	Ghana	45%	Joint venture; equity method
Adansi Gold Company (GH) Limited	Ghana	50%	Joint venture; equity method
Shika Group Finance Limited	Isle of Man	50%	Joint venture; equity method

[1] Formerly known as "ABG Mali Exploration SARL".